Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events

Note 42. Subsequent Events

On January 22, 2024, 86.84% of the common shares of Almacenes Éxito S.A. were awarded to Cama Commercial Group Corp. (Grupo Calleja) as a result of the completion of the tender offer that this company had signed with Grupo Casino and Companhia Brasileira de Distribuição S.A. – CBD at October 13, 2023. With this award, Cama Commercial Group Corp became the immediate holding company.